UNAUDITED SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Class A common stock subject to possible redemption
As of October 15, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	$1,151	$2,915
Series B	471,164	464,914	930	2,303
Series C	240,000	120,000	300	707
Series D	3,229,645	2,670,373	10,340	20,404
Series E	5,000,000	367,833	2,207	3,809
Series F	4,125,000	3,411,292	27,290	41,724
Series G	500,000	355,000	3,550	5,109
Series H	3,000,000	513,333	7,700	10,692
Series I	3,000,000	850,648	21,794	27,000
Total	21,867,011	11,054,593	$75,262	$114,663
As of April 30, 2023, Preferred Stock consisted of the following:

	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value
Series A	2,301,202	2,301,200	1,151	2,873
Series B	471,164	464,914	930	2,268
Series C	240,000	120,000	300	696
Series D	3,229,645	2,670,373	10,340	20,043
Series E	5,000,000	367,833	2,207	3,727
Series F	4,125,000	3,411,292	27,290	40,720
Series G	500,000	355,000	3,550	4,979
Series H	3,000,000	513,333	7,700	10,409
Total	18,867,011	10,203,945	53,468	85,715

Class A common stock subject to possible redemption is reflected on the condensed consolidated balance sheet at September 30, 2023 and December 31, 2022, as follows:

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Remeasurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	250,326,857
Remeasurement on Class A common stock subject to possible redemption	813,105
Class A common stock subject to possible redemption, March 31, 2023	251,139,962
Redemption of Class A common stock	(210,031,815)
Remeasurement on Class A common stock subject to possible redemption	1,082,415
Class A common stock subject to possible redemption, June 30, 2023	42,190,562
Remeasurement on Class A common stock subject to possible redemption	233,048
Class A common stock subject to possible redemption, September 30, 2023	$42,423,610

Class A common stock subject to possible redemption is reflected on the balance sheet at December 31, 2022 as follows:

Gross proceeds from initial public offering	$241,500,000
Less:
Fair value allocated to public warrants	(7,498,575)
Offering costs allocated to Class A common stock subject to possible redemption	(14,647,648)
Plus:
Re-measurement on Class A common stock subject to possible redemption	30,973,080
Class A common stock subject to possible redemption, December 31, 2022	$250,326,857

Schedule of calculation of basic and diluted net loss per share of common stock	The following tables provide the calculation of basic and diluted net (loss) earnings per share of common stock for the twelve and twenty-four weeks ended October 15, 2023 and October 9, 2022:

	Twelve Weeks Ended		Twenty-Four Weeks Ended
	October 15, 2023	October 9, 2022	October 15, 2023	October 9, 2022
Numerator:
Net (loss) income	(7,283)	(3,390)	(10,329)	1,645
Cumulative unpaid dividends on preferred stock	(394)	—	(528)	—
Change in redemption amount of preferred stock	—	—	(1,423)	—
Net loss on which basic and diluted earnings per share is calculated	(7,677)	(3,390)	(12,280)	1,645

Denominator:
Weighted average common shares outstanding, basic	6,535	6,168	6,550	6,168
Dilutive awards outstanding	—	—	—	10,824
Weighted average common shares outstanding, diluted	6,535	6,168	6,550	16,992
Earnings (loss) per share:
Basic	$(1.17)	$(0.55)	$(1.87)	$0.27
Diluted	(1.17)	(0.55)	(1.87)	0.10
The following tables provide the calculation of basic and diluted net loss per share of common stock for the fiscal years ended April 30, 2023, April 24, 2022, and April 25, 2021:

	April 30, 2023	April 24, 2022	April 25, 2021
Net loss on which basic and diluted earnings per share is $ calculated	$(7,525)	$(9,917)	$(29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated	6,210	6,108	6,079
Basic loss per share	(1.21)	(1.62)	(4.93)
Diluted loss per share	(1.21)	(1.62)	(4.93)

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	For the Three Months Ended September 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: (Loss) income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(38,672)	$1,754,851
Denominator: Weighted average Class A common stock subject to possible redemption	(38,672)	1,754,851
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	3,998,687	24,150,000
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.01)	$0.07

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(70,066)	$526,455
Denominator: Weighted average non-redeemable Class A and Class B common stock	(70,066)	526,455
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.01)	$0.07

	For the Nine Months Ended September 30,
	2023	2022
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net (loss) income	$(3,369,552)	$9,923,259
Denominator: Weighted average Class A common stock subject to possible redemption	(3,369,552)	9,923,259
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	12,192,078	22,115,385
Basic and diluted net (loss) income per share, Class A common stock subject to possible redemption	$(0.28)	$0.45

Non-Redeemable Class A and Class B common stock
Numerator: Net (loss) income
Net (loss) income	$(2,002,317)	$3,250,859
Denominator: Weighted average non-redeemable Class A and Class B common stock	(2,002,317)	3,250,859
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	7,245,000	7,245,000
Basic and diluted net (loss) income per share, non-redeemable Class A and Class B common stock	$(0.28)	$0.45

The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except per share amounts):

	Twelve Months Ended December 31,
	2022	2021
Class A common stock subject to possible redemption
Numerator: Income attributable to Class A common stock subject to possible redemption
Net income	$11,937,823	$—
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption	22,604,795	—
Basic and diluted net income per share, Class A common stock subject to possible redemption	$0.53	$—

Non-Redeemable Class B common stock
Numerator: Income attributable to non-redeemable Class B common stock
Net income (loss)	$3,826,158	$(22,252)
Denominator: Weighted average non-redeemable Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class B common stock	7,245,000	6,300,000
Basic and diluted net income (loss) per share, non-redeemable Class B common stock	$0.53	$0.00